Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings

The following table presents the realized and unrealized gains and losses that are recognized in earnings as net gain (loss) on derivative instruments for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31
(U.S. Dollars in thousands)	2013	2012	2011
Realized gain (loss)
Interest rate swap contracts	$(1,265)	$(5,482)	$(5,738)
Foreign exchange forward contracts	—	—	(828)
Unrealized gain (loss)
Interest rate swap contracts	1,522	(549)	(11,407)
Foreign exchange forward contracts	248	—	2,484

Total	$505	$(6,031)	$(15,489)